CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (263,738)	$ (42,831)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss (Gain) on disposal of property and equipment	23	(30)
Amortization and depreciation	4,026	4,958
Amortization of debt issuance costs	2,378	1,018
Bad debt reserve	(2,366)	3,143
Loss on change in fair value of warrant liabilities	436
Loss on change in fair value of forward purchase option derivative	76,919
Gain on change in fair value of earn-out liabilities	(67,100)
Excess fair value over the consideration received for SAFE	800
SEPA commitment fee settled in Class A Common Stock	892
Equity-based compensation	88,546	486
Phantom unit expense	6,783	2,907
Deferred compensation expense	1,250
Gain on forgiveness of debt		(10,900)
Deferred income taxes	41	(1,006)
Change in operating assets and liabilities:
Accounts receivable	13,636	5,774
Contract assets	5,821	11,819
Prepaid expenses	5,528	1,842
Other current assets	(131)	(328)
Operating right-of-use assets	801	633
Other noncurrent assets	(355)	67
Accounts payable	10,967	11,773
Accrued expenses	52,450	5,816
Contract liabilities	(142)	(399)
Operating lease liabilities	(1,273)	(996)
Other liabilities	150	148
Net Cash used in Operating Activities	(112,918)	(45,110)
Cash flows from investing activities:
Property and equipment purchases	(1,150)	(1,294)
Forward purchase option derivative purchase	(68,715)
Intangible asset purchases		(50)
Net Cash used in Investing Activities	(69,865)	(1,344)
Cash flows from financing activities:
Net borrowings(payments) on line of credit	179	(4,373)
Proceeds from long-term debt		22,254
Repayments of long-term debt	(4,500)	(1,500)
Financing costs paid	(2,000)	(800)
Warrants exercised		(32,490)
Proceeds from SAFE	8,000
Proceeds from the Mergers	196,778
Equity issuance costs	(21,827)
Net Cash provided by Financing Activities	176,630	48,071
Net change in cash	(6,153)	1,617
Cash at the beginning of the period	10,617	6,021
Cash at the end of the period	4,464	7,638
Supplemental disclosures of cash flow information:
Cash paid for interest	9,023	6,119
Supplemental disclosures of non-cash investing and financing activities:
Exchange of warrant liability for Class A and Class V Common Stock	1,716
Conversion of SAFE for Class V Common Stock	8,000
Establishment of earn-out liabilities	74,100
Equity issuance costs accrued but not paid	$ 44,235